Leases - Summary of Property, Plant and Equipment Under the Terms of Financial Lease Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment	$ 19,362,585	$ 18,209,015	$ 16,348,360
Finance lease contracts [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment		242	765
Finance lease contracts [member] | Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment	14,660	15,100	16,236
Finance lease contracts [member] | Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment	(14,660)	(14,858)	(15,471)
Machinery and equipment [member] | Finance lease contracts [member] | Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment	14,660	14,660	14,660
Machinery and equipment [member] | Finance lease contracts [member] | Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment	$ (14,660)	(14,660)	(14,660)
Vehicles [member] | Finance lease contracts [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment		242	765
Vehicles [member] | Finance lease contracts [member] | Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment		440	1,576
Vehicles [member] | Finance lease contracts [member] | Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, Plant and Equipment		$ (198)	$ (811)